CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of convertible debentures

($ millions, except as noted)	Series F – 5.75%
Conversion price (dollars per share)	$29.53
Interest payable semi-annually in arrears on:	June 30 and December 31
Maturity Date	December 31, 2018
Balance at December 31, 2015	143
Conversions and redemptions	(2)
Unwinding of discount rate	1
Deferred financing fee (net of amortization)	1
Balance at December 31, 2016	143
Conversions	(52)
Unwinding of discount rate	1
Deferred financing fee (net of amortization)	1
Balance at December 31, 2017	93